UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND,INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2005




ITEM 1. REPORT TO STOCKHOLDERS.
USAA SMALL CAP STOCK FUND - ANNUAL REPORT FOR
PERIOD ENDING JULY 31, 2005

[LOGO OF USAA]
   USSA(R)

                            USAA SMALL CAP
                                   STOCK Fund

                                       [GRAPHIC OF USAA SMALL CAP STOCK FUND]

     A n n u a l   R e p o r t
--------------------------------------------------------------------------------
     JULY 31, 2005

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                     2

MANAGERS' COMMENTARY                                                           4

FUND RECOGNITION                                                               7

INVESTMENT OVERVIEW                                                            8

FINANCIAL INFORMATION

   Distributions to Shareholders                                              13

   Report of Independent Registered Public Accounting Firm                    14

   Portfolio of Investments                                                   15

   Notes to Portfolio of Investments                                          26

   Financial Statements                                                       27

   Notes to Financial Statements                                              30

EXPENSE EXAMPLE                                                               44

ADVISORY AGREEMENTS                                                           46

DIRECTORS' AND OFFICERS' INFORMATION                                          55

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                           "

                                        THESE ARE CHALLENGING MARKET CONDITIONS
[PHOTO OF CHRISTOPHER W. CLAUS]         TO NAVIGATE, BUT REST ASSURED THAT YOUR
                                          PORTFOLIO MANAGEMENT TEAM CONTINUES
                                              TO WORK HARD ON YOUR BEHALF.

                                                           "

                                                                     August 2005
--------------------------------------------------------------------------------

                 The U.S. economy remains on solid footing. In fact, it continues to grow even as oil prices rise - to more than $70 per barrel at the time of this writing. Although the economy still has a dependency on oil, it is more resilient and diversified than it was during the energy crisis of the 1970s and early 1980s.

                 A growing economy means that the Federal Reserve Board (the
                 Fed) is likely to keep raising short-term interest rates through the end of 2005. In fact, we believe the Fed has targeted 4% to 4.25%, which is good news for money market fund investors because money market fund yields increase every time the Fed raises rates.

                 When it comes to longer-term rates (which are not directly controlled by the Fed), we remain cautious - but not bearish. We do not believe that 10-year Treasury yields of 4% adequately reflect the potential risk of rising inflation. Moreover, we think the Fed is encouraging longer-term rates to rise, albeit in a controlled manner.

                 Eventually, we expect to see a pickup in inflation and a gradual increase in longer rates. To position ourselves, we have reduced the duration of our bond portfolios and are limiting their exposure to rate-sensitive sectors. Although rates are not likely to spike, investors would be well-advised to adopt a long-term perspective. As interest rates rise, so do yields. And over time, the great majority of a bond investor's total return comes from yield, not changes in bond prices.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 Meanwhile, the stock market has endured even in the face of mounting oil prices and 10 rate increases by the Fed. Although it is stuck in a trading range, the stock market has been buoyed by second-quarter earnings that were generally in line with or above expectations and U.S. gross domestic product
                 (GDP) growth that has been stronger than anticipated.

                 We believe that the 2003 bull market is still intact and offers additional upside. At the same time, we recognize that equity valuations are expensive versus historical averages, which could mean that the bull market is in its later stages. When yields on longer-term bonds creep up to near 5%, the risk/reward conditions will definitely be less favorable for stocks. Investors are likely to re-think equity valuations and send stock prices lower to more appropriate levels.

                 These are challenging market conditions to navigate, but rest assured that your portfolio management team continues to work hard on your behalf. From all of us at USAA, thank you for your business and the opportunity to serve your investment needs.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 AS INTEREST RATES RISE, EXISTING BOND PRICES FALL.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF WILLIAM L. ELCOCK]                  [PHOTO OF STEPHEN T. O'BRIEN]
WILLIAM L. ELCOCK                             STEPHEN T. O'BRIEN, CFA
  Batterymarch Financial Management, Inc.       Wellington Management Company,
                                                  LLP

[PHOTO OF TIMOTHY J. MCCORMACK]               [PHOTO OF SHAUN F. PEDERSEN]
TIMOTHY J. MCCORMACK, CFA                     SHAUN F. PEDERSEN
  Wellington Management Company, LLP            Wellington Management Company,
                                                  LLP

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 For the one-year period ended July 31, 2005, the USAA Small Cap Stock Fund had a total return of 28.54%. This compares favorably to a 24.01% return for the Lipper Small-Cap Core Funds Average, a 22.65% return for the Lipper Small-Cap Core Funds Index, a 27.25% return for the S&P SmallCap 600 Index, and a 24.78% return for the Russell 2000 Index.

                 As a small-cap core holding, the Fund encompasses both growth and value investment styles, utilizing specialist managers. Batterymarch Financial Management, Inc. (Batterymarch) subadvises the Fund's growth portion, and Wellington Management Company, LLP (Wellington Management) subadvises the Fund's value portion.

HOW DID THE SMALL-CAP GROWTH (BATTERYMARCH) PORTION OF THE FUND PERFORM?

                 The growth portion of the Fund outperformed its benchmark Russell 2000 Index due in large part to individual security selection, particularly among technology and retail stocks. Stock selection was also very strong in the services and distribution, consumer cyclicals, and consumer services sectors. The top individual contributors to performance were Southwestern Energy Co., which specializes in natural gas exploration and production; Penn National Gaming, Inc., which owns and

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 SOUTHWESTERN ENERGY CO. AND MULTIMEDIA GAMES, INC. WERE SOLD OUT OF THE FUND PRIOR TO JULY 31, 2005.

                 REFER TO PAGE 10 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 operates racetracks; and Province Healthcare Co., which deals with community-based hospitals in non-urban areas. Province was recently acquired by LifePoint Hospitals, Inc. for a substantial premium.

                 The most significant individual detractors from performance were Georgia Gulf Corp., a manufacturer of chlorovinyls and aromatics, and Multimedia Games, Inc., an interactive gaming company. Both of these companies had disappointing earnings.

                 Sector allocation also proved beneficial to returns relative to the Russell 2000 Index, with underweight positions in technology and health care, and overweight positions in energy services and health care services adding the most value. However, underweight positions in materials and real estate, as well as overweight exposure to transportation, detracted from performance.

WHAT IS BATTERYMARCH'S OUTLOOK FOR SMALL-CAP GROWTH STOCKS?

                 Many economists expect continued growth through 2005. However, two of the wild cards for further economic expansion are record gas prices, which might drive down consumer spending, and accelerating wage gains, which could dampen corporate profits. We believe that small-cap stocks no longer have a valuation advantage over large-caps; however, they continue to offer attractive growth opportunities for investors focused on individual company fundamentals.

HOW DID THE SMALL-CAP VALUE (WELLINGTON MANAGEMENT) PORTION OF THE FUND PERFORM?

                 The outperformance of the value portion relative to the Russell 2000 Value Index was driven by stock selection, primarily within the consumer discretionary, financials, and energy sectors. Within consumer discretionary, the Fund's retail holdings were

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-25.

                 THE RUSSELL 2000 VALUE INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 strong across the board. Two of our long-term holdings, Hibbett Sporting Goods, Inc. and O'Reilly Automotive, Inc., were among the top individual contributors to performance. Investments in homebuilder Meritage Homes Corp. and apparel manufacturer Gildan Activewear, Inc. "A" helped relative performance during the period. Within the energy sector, Vintage Petroleum, Inc. and Plains Exploration & Production Co. were meaningful contributors to performance, as was Universal American Financial Corp. in the financials sector.

                 Stock selection in the industrials and consumer staples sectors detracted from performance relative to the benchmark. Rising copper prices weighed on the stock of Wolverine Tube, Inc., making it the single largest detractor from performance. Other holdings that had a negative impact were Technitrol, Inc. in the information technology sector, and John B. Sanfilippo & Son, Inc. in the consumer staples sector.

WHAT IS WELLINGTON MANAGEMENT'S OUTLOOK FOR SMALL-CAP VALUE STOCKS?

                 The valuations of stocks in general are near historical norms relative to inflation, and still remain attractive versus bonds. We note that small-cap stocks presently sell for a premium valuation relative to large-cap stocks, and while this has occurred in the past from time to time, it is not the norm. We are not, however, negative in our outlook for small-cap value stocks. While profit growth is slowing from a very strong pace, it is still expected to be positive, in the mid- to high-single-digit range. We believe the combination of valuation and continued profit growth should enable small-cap stocks to earn moderate, but not exciting, returns over the next few years. We operate in the least efficient part of the U.S. market, and hope to be able to add to the returns provided by small-cap stocks in general.

                 We thank you, the Fund's shareholders, for the opportunity to serve you.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-25.

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

USAA SMALL CAP STOCK FUND

                                  [LOGO OF LIPPER LEADER]
                                           TAX
                                        EFFICIENCY

                 The Fund is listed as a Lipper Leader for Tax Efficiency of 475 funds within the Lipper Small-Cap Core Funds category for the overall period ending July 31, 2005.

                 LIPPER RATINGS FOR TAX EFFICIENCY REFLECT FUNDS' HISTORICAL SUCCESS IN POSTPONING TAXABLE DISTRIBUTIONS RELATIVE TO PEERS AS OF JULY 31, 2005. TAX EFFICIENCY OFFERS NO BENEFIT TO INVESTORS IN TAX-SHELTERED ACCOUNTS SUCH AS 401(K) PLANS. THE FUND RECEIVED A LIPPER LEADER RATING FOR TAX EFFICIENCY AMONG 334 FUNDS FOR THE FIVE-YEAR PERIOD AND A SCORE OF 2 AMONG 475 FUNDS FOR THE THREE-YEAR PERIOD. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TAX EFFICIENCY METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2005, REUTERS, ALL RIGHTS RESERVED.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA SMALL CAP STOCK FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Long-term growth of capital.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally at least 80% of the Fund's assets will be invested in equity securities of companies with small market capitalizations.

--------------------------------------------------------------------------------
                                           7/31/05                   7/31/04
--------------------------------------------------------------------------------
Net Assets                              $311.2 Million            $192.3 Million
Net Asset Value Per Share                   $14.80                    $11.82

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/05
--------------------------------------------------------------------------------

1 YEAR                         5 YEARS                SINCE INCEPTION ON 8/02/99
28.54%                          2.90%                           7.22%

                 The performance data quoted represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance data current to the most recent month-end, visit usaa.com.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                         CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                            LIPPER              LIPPER
                   S&P SMALLCAP         SMALL-CAP CORE      SMALL-CAP CORE     RUSSELL 2000       USAA SMALL CAP
                    600 INDEX           FUNDS AVERAGE         FUNDS INDEX         INDEX             STOCK FUND
                   ------------         --------------      --------------     ------------       --------------
  8/1/99            $10000.00            $10000.00            $10000.00         $10000.00            $10000.00
 8/31/99              9560.00              9686.00              9633.31           9629.91              9900.00
 9/30/99              9600.47              9631.27              9625.84           9632.01              9890.00
10/31/99              9576.34              9628.77              9709.63           9671.03             10080.00
11/30/99              9976.71             10236.66             10335.55          10248.48             11560.00
12/31/99             10796.83             11181.75             11450.45          11408.60             13220.00
 1/31/00             10462.26             10976.55             11230.39          11225.40             13460.00
 2/29/00             11863.32             12398.70             12813.84          13079.11             16650.00
 3/31/00             11424.68             12400.33             12631.62          12216.80             14010.00
 4/30/00             11228.84             11806.02             11929.22          11481.65             12430.00
 5/31/00             10895.99             11341.13             11422.09          10812.48             11870.00
 6/30/00             11540.32             12181.37             12429.60          11755.01             13760.00
 7/31/00             11257.02             11904.20             12043.21          11376.82             13170.00
 8/31/00             12254.87             12925.86             13116.13          12244.88             14580.00
 9/30/00             11921.21             12642.72             12779.06          11885.00             14030.00
10/31/00             11995.81             12250.09             12394.65          11354.45             12750.00
11/30/00             10746.87             11211.57             11160.35          10188.90             10540.00
12/31/00             12070.73             12253.51             12244.33          11063.95             11380.00
 1/31/01             12588.15             12774.94             12680.17          11639.98             11640.00
 2/28/01             11819.96             12157.79             11874.71          10876.23             10400.00
 3/31/01             11277.92             11609.90             11313.31          10344.21              9300.00
 4/30/01             12137.56             12475.13             12214.65          11153.43             10240.00
 5/31/01             12369.75             12922.09             12659.79          11427.58             10380.00
 6/30/01             12823.10             13254.43             13051.24          11822.17             10500.00
 7/31/01             12608.72             12935.81             12748.89          11182.24             10340.00
 8/31/01             12321.25             12600.78             12392.12          10821.07              9970.00
 9/30/01             10655.61             11075.60             10768.42           9364.42              8810.00
10/31/01             11223.83             11610.12             11408.15           9912.43              9190.00
11/30/01             12044.86             12345.46             12255.94          10679.82              9740.00
12/31/01             12859.94             13139.16             13116.77          11339.01             10340.00
 1/31/02             12972.09             13062.87             12961.37          11221.07             10410.00
 2/28/02             12749.02             12850.37             12615.30          10913.54             10230.00
 3/31/02             13756.06             13860.65             13584.61          11790.68             11000.00
 4/30/02             14144.79             14012.44             13651.36          11898.14             11250.00
 5/31/02             13559.32             13559.63             13142.54          11370.08             10800.00
 6/30/02             12857.96             12892.42             12406.40          10805.92             10240.00
 7/31/02             11042.02             11143.23             10720.11           9173.90              9610.00
 8/31/02             11146.75             11179.08             10776.93           9150.53              9610.00
 9/30/02             10464.60             10400.86             10014.07           8493.40              9000.00
10/31/02             10799.59             10641.26             10369.96           8765.71              9010.00
11/30/02             11362.14             11369.07             11135.22           9548.00              9330.00
12/31/02             10978.64             10914.75             10594.24           9016.37              9210.00
 1/31/03             10601.28             10604.51             10284.44           8766.83              8940.00
 2/28/03             10262.06             10263.41              9963.31           8501.93              8710.00
 3/31/03             10342.68             10351.84             10047.44           8611.41              8940.00
 4/30/03             11182.06             11222.19             10884.07           9427.92              9490.00
 5/31/03             12083.73             12246.86             11840.23          10439.66              9890.00
 6/30/03             12397.71             12569.90             12112.81          10628.58             10140.00
 7/31/03             13042.34             13207.36             12733.98          11293.61             10380.00
 8/31/03             13677.05             13813.76             13285.85          11811.41             10740.00
 9/30/03             13275.33             13583.32             12997.31          11593.39             10580.00
10/31/03             14426.05             14671.74             14018.66          12566.97             11300.00
11/30/03             14971.93             15199.21             14523.67          13012.94             11650.00
12/31/03             15237.13             15630.36             14927.55          13276.95             11730.00
 1/31/04             15675.25             16166.60             15400.48          13853.78             12010.00
 2/29/04             15976.89             16425.97             15668.47          13977.97             12150.00
 3/31/04             16185.11             16539.31             15838.36          14108.24             12310.00
 4/30/04             15648.51             15902.95             15294.02          13388.94             11870.00
 5/31/04             15887.96             16044.82             15427.13          13602.04             11950.00
 6/30/04             16768.21             16714.89             16085.71          14174.87             12460.00
 7/31/04             15849.40             15788.90             15238.13          13220.43             11820.00
 8/31/04             15709.52             15632.29             15104.82          13152.48             11720.00
 9/30/04             16537.90             16337.11             15855.95          13769.94             12320.00
10/31/04             16846.35             16576.07             16115.60          14040.99             12560.00
11/30/04             18285.96             17879.18             17388.27          15258.88             13510.00
12/31/04             18688.26             18452.02             17669.31          15710.54             13931.22
 1/31/05             18265.16             17875.77             17157.02          15055.04             13571.90
 2/28/05             18788.75             18279.84             17557.88          15310.04             13951.75
 3/31/05             18302.33             17822.89             17115.78          14871.77             13664.30
 4/30/05             17280.08             16877.66             16191.56          14020.08             12997.00
 5/31/05             18424.55             17793.10             17059.29          14937.71             13787.49
 6/30/05             19023.60             18409.48             17640.70          15513.87             14475.33
 7/31/05             20168.85             19507.09             18689.08          16496.76             15193.96

                                                [END CHART]

                      FUND DATA SINCE INCEPTION ON 8/02/99 THROUGH 7/31/05.

                 THE PERFORMANCE OF THE LIPPER SMALL-CAP CORE FUNDS AVERAGE AND INDEX, THE RUSSELL 2000 INDEX, AND THE S&P SMALLCAP 600 INDEX IS CALCULATED FROM THE END OF THE MONTH OF JULY 31, 1999, WHILE THE FUND'S INCEPTION DATE IS AUGUST 2, 1999. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                 The graph on page 9 illustrates the comparison of a $10,000 hypothetical investment in the USAA Small Cap Stock Fund to the following benchmarks:

                 o The S&P SmallCap 600(R) Index is an unmanaged market-
                   value-weighted index consisting of 600 domestic stocks chosen for market size, liquidity, and industry group representation.

                 o The Lipper Small-Cap Core Funds Average is the average
                   performance level of all small-cap core funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper Small-Cap Core Funds Index tracks the total return performance of the 30 largest funds in the Lipper Small-Cap Core Funds category.

                 o The Russell 2000(R) Index measures the performance of the
                   2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

----------------------------------------------------------
                   TOP 10 EQUITY HOLDINGS
                     (% of Net Assets)
----------------------------------------------------------

United Stationers, Inc.                               2.0%

Vintage Petroleum, Inc.                               1.8%

Assured Guaranty Ltd.                                 1.7%

Acuity Brands, Inc.                                   1.5%

Carlisle Companies, Inc.                              1.5%

Simpson Manufacturing, Inc.                           1.5%

Whiting Petroleum Corp.                               1.5%

Herbalife Ltd.                                        1.4%

ICON plc ADR                                          1.4%

Yankee Candle Co., Inc.                               1.4%

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-25.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                  SECTOR ASSET ALLOCATION
                         7/31/2005

             [PIE CHART SECTOR ASSET ALLOCATION]

Industrials                                          19.2%
Consumer Discretionary                               18.7%
Financials                                           18.0%
Information Technology                                9.9%
Energy                                                8.5%
Health Care                                           8.2%
Short-Term Investments*                               5.5%
Consumer Staples                                      5.1%
Materials                                             5.1%
Utilities                                             3.7%
Telecommunication Services                            0.3%

                        [END CHART]

         *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED
          WITH CASH COLLATERAL FROM SECURITIES LOANED.

          PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA SMALL CAP STOCK FUND

                 The following federal tax information related to the Fund's fiscal year ended July 31, 2005, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2006.

                 Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the maximum amount that may be considered qualified dividend income is $61,000.

                 100% of ordinary income distributions qualifies for the dividends received deductions eligible to corporations.

                 The Fund has designated a portion of the amount paid to redeeming shareholders, in the amount of $614,000, as a long-term capital gain distribution for tax purposes.

14

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF USAA SMALL CAP STOCK FUND:

We have audited the accompanying statement of assets and liabilities of the USAA Small Cap Stock Fund (a portfolio of USAA Mutual Fund, Inc.) (the "Fund"), including the portfolio of investments, as of July 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for the period presented through July 31, 2001, were audited by other auditors whose report, dated September 7, 2001, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Small Cap Stock Fund at July 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
September 14, 2005

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                   of INVESTMENTS

USAA SMALL CAP STOCK FUND
JULY 31, 2005

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
              COMMON STOCKS (96.7%)

              ADVERTISING (0.3%)
    21,600    Valassis Communications, Inc.*                            $    854
                                                                        --------
              AEROSPACE & DEFENSE (1.0%)
    17,200    Armor Holdings, Inc.*                                          703
    29,700    Curtiss-Wright Corp.                                         1,824
    37,350    Innovative Solutions & Support, Inc.*                          684
                                                                        --------
                                                                           3,211
                                                                        --------
              AIR FREIGHT & LOGISTICS (0.3%)
    38,000    Pacer International, Inc.*                                     963
                                                                        --------
              AIRLINES (0.6%)
   159,600    AirTran Holdings, Inc.*                                      1,826
                                                                        --------
              ALTERNATIVE CARRIERS (0.0%)
    11,800    Premiere Global Services, Inc.*                                121
                                                                        --------
              ALUMINUM (1.1%)
   123,800    Novelis, Inc. (Canada)                                       3,439
                                                                        --------
              APPAREL & ACCESSORIES & LUXURY GOODS (1.1%)
    82,000    Gildan Activewear, Inc. "A" (Canada)*                        2,406
    26,500    Phillips-Van Heusen Corp.                                      898
                                                                        --------
                                                                           3,304
                                                                        --------
              APPAREL RETAIL (3.8%)
    27,550    Aeropostale, Inc.*                                             822
    96,450    Cato Corp. "A"                                               2,041
    19,200    Children's Place Retail Stores, Inc.*                          877
    43,150    Dress Barn, Inc.*                                            1,052
    11,500    Jos. A. Bank Clothiers, Inc.*(a)                               525
     2,900    Maidenform Brands, Inc.*                                        53
    18,100    Men's Wearhouse, Inc.*                                         651
     8,400    New York & Co., Inc.*                                          198
    40,300    Pacific Sunwear of California, Inc.*                           983
    90,100    Stage Stores, Inc.*                                          3,980
    14,500    Stein Mart, Inc.                                               329
    11,900    Too, Inc.*                                                     307
                                                                        --------
                                                                          11,818
                                                                        --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2005

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
              APPLICATION SOFTWARE (0.9%)
    17,300    Catapult Communications Corp.*                            $    282
     6,700    Epicor Software Corp.*                                          99
    48,400    Jack Henry & Associates, Inc.                                  932
     9,500    Mapinfo Corp.*                                                 107
   184,500    Parametric Technology Corp.*                                 1,273
     1,800    SERENA Software, Inc.*                                          37
                                                                        --------
                                                                           2,730
                                                                        --------
              ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
    10,900    Affiliated Managers Group, Inc.*                               777
     7,300    National Financial Partners Corp.                              331
                                                                        --------
                                                                           1,108
                                                                        --------
              AUTO PARTS & EQUIPMENT (1.4%)
    75,400    Modine Manufacturing Co.                                     2,720
    17,770    Proliance International, Inc.*                                 112
   135,800    Spartan Motors, Inc.                                         1,591
                                                                        --------
                                                                           4,423
                                                                        --------
              AUTOMOTIVE RETAIL (0.1%)
     1,600    O'Reilly Automotive, Inc.*                                      52
     8,400    Pantry, Inc.*                                                  358
                                                                        --------
                                                                             410
                                                                        --------
              BIOTECHNOLOGY (0.5%)
    28,200    Medarex, Inc.*                                                 275
    10,800    Protein Design Labs, Inc.*                                     246
     9,700    Techne Corp.*                                                  476
    13,800    Telik, Inc.*                                                   235
    31,250    Viropharma, Inc.*(a)                                           362
                                                                        --------
                                                                           1,594
                                                                        --------
              BUILDING PRODUCTS (1.9%)
    69,400    Quixote Corp.                                                1,411
   117,900    Simpson Manufacturing, Inc.                                  4,518
                                                                        --------
                                                                           5,929
                                                                        --------
              CASINOS & GAMING (0.3%)
    10,600    Argosy Gaming Co.*                                             496
    16,250    Penn National Gaming, Inc.*                                    581
                                                                        --------
                                                                           1,077
                                                                        --------
              COMMERCIAL PRINTING (0.6%)
   135,600    Bowne & Co., Inc.                                            1,859
                                                                        --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2005

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
              COMMODITY CHEMICALS (0.0%)
     2,650    Georgia Gulf Corp.                                        $     84
                                                                        --------
              COMMUNICATIONS EQUIPMENT (2.0%)
   169,150    Belden CDT, Inc.                                             3,755
    33,500    Black Box Corp.                                              1,468
    26,600    Commscope, Inc.*                                               449
    28,300    Netgear, Inc.*                                                 586
                                                                        --------
                                                                           6,258
                                                                        --------
              COMPUTER & ELECTRONICS RETAIL (0.5%)
    52,800    Gamestop Corp. "B"*                                          1,690
                                                                        --------
              COMPUTER HARDWARE (1.3%)
   109,600    Intergraph Corp.*                                            4,168
                                                                        --------
              COMPUTER STORAGE & PERIPHERALS (1.1%)
    97,300    Electronics for Imaging, Inc.*                               2,050
    30,840    Komag, Inc.*                                                 1,094
    14,100    Rackable Systems, Inc.*                                        183
                                                                        --------
                                                                           3,327
                                                                        --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.3%)
    32,700    JLG Industries, Inc.                                         1,025
    23,900    Manitowoc Co., Inc.                                          1,091
    24,400    Terex Corp.*                                                 1,181
    17,250    Toro Co.                                                       694
                                                                        --------
                                                                           3,991
                                                                        --------
              CONSTRUCTION MATERIALS (0.2%)
    13,480    Headwaters, Inc.*                                              576
                                                                        --------
              CONSUMER FINANCE (0.2%)
    16,800    CompuCredit Corp.*(a)                                          636
                                                                        --------
              DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
    21,700    Euronet Worldwide, Inc.*                                       638
    24,000    Moneygram International, Inc.                                  505
                                                                        --------
                                                                           1,143
                                                                        --------
              DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.7%)
    14,700    Coinstar, Inc.*                                                302
    14,450    CRA International, Inc.*                                       769
    28,250    Portfolio Recovery Associates, Inc.*(a)                      1,192
                                                                        --------
                                                                           2,263
                                                                        --------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2005

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
              DIVERSIFIED METALS & MINING (1.1%)
   128,800    Compass Minerals International, Inc.                      $  3,278
                                                                        --------
              EDUCATIONAL SERVICES (0.2%)
    14,900    ITT Educational Services, Inc.*                                764
                                                                        --------
              ELECTRIC UTILITIES (1.7%)
   118,800    PNM Resources, Inc.                                          3,492
    71,600    Weststar Energy, Inc.                                        1,742
                                                                        --------
                                                                           5,234
                                                                        --------
              ELECTRICAL COMPONENTS & EQUIPMENT (2.5%)
   160,600    Acuity Brands, Inc.                                          4,686
   194,423    Deswell Industries, Inc. (Hong Kong)                         3,029
                                                                        --------
                                                                           7,715
                                                                        --------
              ELECTRONIC EQUIPMENT MANUFACTURERS (1.5%)
    36,840    Dolby Laboratories, Inc. "A"*                                  701
    12,050    Itron, Inc.*                                                   584
   102,200    Nam Tai Electronics, Inc. (China)                            2,422
    75,700    Technitrol, Inc.                                               980
                                                                        --------
                                                                           4,687
                                                                        --------
              ELECTRONIC MANUFACTURING SERVICES (0.1%)
    11,700    Trimble Navigation Ltd.*                                       456
                                                                        --------
              ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
    15,750    Rollins, Inc.                                                  329
    16,100    Waste Connections, Inc.*                                       580
                                                                        --------
                                                                             909
                                                                        --------
              FOOD RETAIL (0.9%)
   124,500    Casey's General Stores, Inc.                                 2,709
                                                                        --------
              FOOTWEAR (0.6%)
    51,300    Skechers U.S.A., Inc. "A"*                                     843
    43,180    Wolverine World Wide, Inc.                                     950
                                                                        --------
                                                                           1,793
                                                                        --------
              GAS UTILITIES (1.6%)
    43,300    Atmos Energy Corp.                                           1,263
    40,000    New Jersey Resources Corp.                                   1,890
    48,600    WGL Holdings, Inc.                                           1,674
                                                                        --------
                                                                           4,827
                                                                        --------
              GOLD (0.3%)
    59,300    Meridian Gold, Inc. (Canada)*                                1,058
                                                                        --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2005

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
              HEALTH CARE DISTRIBUTORS (0.3%)
    28,100    Owens & Minor, Inc.                                       $    833
                                                                        --------
              HEALTH CARE EQUIPMENT (2.4%)
    32,340    American Medical Systems Holdings, Inc.*                       752
    54,150    Diagnostic Products Corp.                                    3,057
    37,200    Mentor Corp.                                                 1,851
    25,050    Respironics, Inc.*                                             950
    29,900    Steris Corp.                                                   812
                                                                        --------
                                                                           7,422
                                                                        --------
              HEALTH CARE FACILITIES (0.9%)
    66,450    Amsurg Corp. "A"*                                            1,861
    20,251    LifePoint Hospitals, Inc.*                                     947
                                                                        --------
                                                                           2,808
                                                                        --------
              HEALTH CARE SERVICES (2.9%)
    40,700    Apria Healthcare Group, Inc.*                                1,373
    25,900    CorVel Corp.*                                                  696
    33,150    Dendrite International, Inc.*                                  573
   109,600    ICON plc ADR (Ireland)*                                      4,291
    39,275    Option Care, Inc.(a)                                           551
    13,200    Pediatrix Medical Group, Inc.*                               1,035
    28,200    Ventiv Health, Inc.*                                           620
                                                                        --------
                                                                           9,139
                                                                        --------
              HEALTH CARE SUPPLIES (0.6%)
    52,600    PolyMedica Corp.                                             1,847
                                                                        --------
              HOME FURNISHINGS (0.2%)
    41,700    Tempur-Pedic International, Inc.*                              718
                                                                        --------
              HOMEBUILDING (1.9%)
     3,600    Beazer Homes USA, Inc.                                         236
    11,500    Hovnanian Enterprises, Inc. "A"*                               813
     9,770    Meritage Homes Corp.*                                          908
   115,000    WCI Communities, Inc.*                                       3,905
                                                                        --------
                                                                           5,862
                                                                        --------
              HOMEFURNISHING RETAIL (0.1%)
    10,500    Aaron Rents, Inc.                                              258
                                                                        --------
              HOTELS, RESORTS, & CRUISE LINES (0.4%)
   283,300    Interstate Hotels & Resorts, Inc.*                           1,397
                                                                        --------

20

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2005

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
              HOUSEWARES & SPECIALTIES (1.8%)
    64,100    Tupperware Corp.                                          $  1,367
   142,970    Yankee Candle Co., Inc.                                      4,332
                                                                        --------
                                                                           5,699
                                                                        --------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.4%)
    50,180    Labor Ready, Inc.*                                           1,190
                                                                        --------
              HYPERMARKETS & SUPER CENTERS (0.2%)
    20,500    BJ's Wholesale Club, Inc.*                                     654
                                                                        --------
              INDUSTRIAL CONGLOMERATES (1.7%)
    71,200    Carlisle Companies, Inc.                                     4,689
    13,800    Walter Industries, Inc.                                        614
                                                                        --------
                                                                           5,303
                                                                        --------
              INDUSTRIAL GASES (0.2%)
    18,100    Airgas, Inc.                                                   534
                                                                        --------
              INDUSTRIAL MACHINERY (3.4%)
    10,000    Actuant Corp. "A"*                                             465
    79,700    Albany International Corp. "A"                               2,793
    19,100    IDEX Corp.                                                     834
    93,100    Kadant, Inc.*                                                2,127
     2,200    Middleby Corp.*                                                154
    88,000    Mueller Industries, Inc.                                     2,577
    21,450    Sun Hydraulics, Inc.                                           651
   146,900    Wolverine Tube, Inc.*                                          971
                                                                        --------
                                                                          10,572
                                                                        --------
              INTERNET SOFTWARE & SERVICES (0.3%)
    21,300    Infospace, Inc.*                                               514
    11,900    J2 Global Communications, Inc.*(a)                             478
                                                                        --------
                                                                             992
                                                                        --------
              IT CONSULTING & OTHER SERVICES (1.1%)
    14,100    CACI International, Inc. "A"*                                  927
     6,500    ManTech International Corp. "A"*                               205
    60,000    Maximus, Inc.                                                2,291
                                                                        --------
                                                                           3,423
                                                                        --------
              LEISURE FACILITIES (0.1%)
     6,100    International Speedway Corp. "A"                               355
                                                                        --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2005

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
              LEISURE PRODUCTS (0.1%)
    23,020    Marvel Enterprises, Inc.*                                 $    446
                                                                        --------
              LIFE & HEALTH INSURANCE (1.9%)
    54,300    Delphi Financial Group, Inc. "A"                             2,634
   131,800    Universal American Financial Corp.*                          3,245
                                                                        --------
                                                                           5,879
                                                                        --------
              MANAGED HEALTH CARE (0.6%)
     9,800    AMERIGROUP Corp.*                                              339
    31,600    Centene Corp.*                                                 926
     9,000    Sierra Health Services, Inc.*                                  607
                                                                        --------
                                                                           1,872
                                                                        --------
              METAL & GLASS CONTAINERS (1.0%)
    61,900    AptarGroup, Inc.                                             3,086
                                                                        --------
              MOVIES & ENTERTAINMENT (0.3%)
    97,810    Lions Gate Entertainment Corp. (Canada)*                     1,003
                                                                        --------
              MULTI-UTILITIES (0.4%)
    34,700    Northwestern Corp.                                           1,096
                                                                        --------
              OFFICE SERVICES & SUPPLIES (2.0%)
   122,700    United Stationers, Inc.*                                     6,362
                                                                        --------
              OIL & GAS DRILLING (0.7%)
    62,250    Grey Wolf, Inc.*                                               478
    37,650    Unit Corp.*                                                  1,788
                                                                        --------
                                                                           2,266
                                                                        --------
              OIL & GAS EQUIPMENT & SERVICES (1.6%)
    25,750    Cal Dive International, Inc.*                                1,525
    19,000    Hydril Co.*                                                  1,219
    14,700    Lone Star Technologies, Inc.*                                  750
    24,600    Maverick Tube Corp.*                                           816
    33,300    Superior Energy Services, Inc.*                                711
                                                                        --------
                                                                           5,021
                                                                        --------
              OIL & GAS EXPLORATION & PRODUCTION (5.7%)
    12,900    Cabot Oil & Gas Corp. "A"                                      523
    73,500    Encore Acquisition Co.*                                      2,318
    95,700    Plains Exploration & Production Co.*                         3,689
    28,200    St. Mary Land & Exploration Co.                                891


22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2005

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
   156,900    Vintage Petroleum, Inc.                                   $  5,512
   116,700    Whiting Petroleum Corp.*                                     4,662
                                                                        --------
                                                                          17,595
                                                                        --------
              OIL & GAS REFINING & MARKETING (0.3%)
    30,600    Frontier Oil Corp.                                             857
                                                                        --------
              OIL & GAS STORAGE & TRANSPORTATION (0.2%)
    18,700    General Maritime Corp. (Marshall Island)                       729
                                                                        --------
              PACKAGED FOODS & MEAT (0.4%)
    52,100    John B. Sanfilippo & Son, Inc.*                              1,184
                                                                        --------
              PERSONAL PRODUCTS (2.7%)
    23,500    Chattem, Inc.*                                               1,071
   188,600    Herbalife Ltd.*                                              4,336
   117,300    NBTY, Inc.*(a)                                               2,839
     8,800    Parlux Fragrances, Inc.*                                       279
                                                                        --------
                                                                           8,525
                                                                        --------
              PRECIOUS METALS & MINERALS (0.5%)
    48,300    Aber Diamond Corp. (Canada)                                  1,501
                                                                        --------
              PROPERTY & CASUALTY INSURANCE (2.1%)
   218,300    Assured Guaranty Ltd.                                        5,206
    15,500    Philadelphia Consolidated Holding Corp.*                     1,287
                                                                        --------
                                                                           6,493
                                                                        --------
              PUBLISHING (1.1%)
    74,200    ADVO, Inc.                                                   2,608
    20,600    ProQuest Co.*                                                  714
                                                                        --------
                                                                           3,322
                                                                        --------
              RAILROADS (1.0%)
    97,800    Genesee & Wyoming, Inc. "A"*                                 2,960
                                                                        --------
              REAL ESTATE INVESTMENT TRUSTS (5.5%)
    95,200    Acadia Realty Trust                                          1,809
    67,600    Cousins Properties, Inc.                                     2,204
    51,600    Lexington Corp. Properties Trust(a)                          1,237
    71,500    Maguire Properties, Inc.                                     2,141
    25,500    PS Business Parks, Inc.                                      1,184
    38,300    RAIT Investment Trust                                        1,214
   104,900    Realty Income Corp.                                          2,621

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2005

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
   141,700    U-Store-It Trust                                          $  2,855
    56,200    Ventas, Inc.                                                 1,815
                                                                        --------
                                                                          17,080
                                                                        --------
              REGIONAL BANKS (2.7%)
     1,800    Bank of the Ozarks, Inc.                                        60
    52,500    First Midwest Bancorp, Inc.                                  1,959
    31,600    MB Financial, Inc.                                           1,315
     7,400    Nara Bancorp, Inc.                                             115
    66,500    Texas Regional Bancshares, Inc. "A"                          1,972
    43,700    Westamerica Bancorp                                          2,393
    30,200    Wilshire Bancorp, Inc.                                         475
                                                                        --------
                                                                           8,289
                                                                        --------
              REINSURANCE (4.7%)
    16,200    Arch Capital Group Ltd.*                                       745
    94,000    IPC Holdings Ltd. (Bermuda)                                  3,802
   101,600    Platinum Underwriters Holdings Ltd.                          3,523
    85,400    Reinsurance Group of America, Inc.                           3,601
   121,794    Scottish Re Group Ltd.                                       2,929
                                                                        --------
                                                                          14,600
                                                                        --------
              RESTAURANTS (2.4%)
    12,400    CBRL Group, Inc.                                               486
    63,650    CEC Entertainment, Inc.*                                     2,438
    24,300    Luby's, Inc.*                                                  343
    25,500    Rare Hospitality International, Inc.*                          795
   111,800    Ruby Tuesday, Inc.                                           2,797
    16,900    Sonic Corp.*                                                   512
                                                                        --------
                                                                           7,371
                                                                        --------
              SEMICONDUCTOR EQUIPMENT (0.1%)
    11,400    Photronics, Inc.*                                              306
                                                                        --------
              SEMICONDUCTORS (0.4%)
    11,600    Leadis Technology, Inc.*                                        73
    12,400    PortalPlayer, Inc.*(a)                                         298
     9,400    Sigmatel, Inc.*                                                188
   106,100    Skyworks Solutions, Inc.*                                      778
                                                                        --------
                                                                           1,337
                                                                        --------
              SPECIALIZED CONSUMER SERVICES (0.6%)
    25,900    Matthews International Corp. "A"                             1,010
    18,750    Sotheby's Holdings, Inc. "A"*                                  281
    13,500    Steiner Leisure Ltd.*                                          467
                                                                        --------
                                                                           1,758
                                                                        --------

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2005

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
              SPECIALTY STORES (1.4%)
    13,800    Big 5 Sporting Goods Corp.                                $    382
    23,700    Dick's Sporting Goods, Inc.*                                   941
    12,900    Guitar Center, Inc.*                                           833
    42,800    Hibbett Sporting Goods, Inc.*                                1,713
    10,900    Movie Gallery, Inc.                                            274
     5,650    Zale Corp.*                                                    192
                                                                        --------
                                                                           4,335
                                                                        --------
              STEEL (0.7%)
    15,700    Metal Management, Inc.                                         370
    19,800    Quanex Corp.                                                 1,208
    19,500    Steel Dynamics, Inc.                                           627
                                                                        --------
                                                                           2,205
                                                                        --------
              SYSTEMS SOFTWARE (0.7%)
    21,500    MICROS Systems, Inc.*                                          923
    25,000    Progress Software Corp.*                                       777
    24,000    Sybase, Inc.*                                                  511
                                                                        --------
                                                                           2,211
                                                                        --------
              THRIFTS & MORTGAGE FINANCE (0.5%)
   114,600    NewAlliance Bancshares, Inc.                                 1,656
                                                                        --------
              TOBACCO (0.9%)
    56,200    Universal Corp.                                              2,681
                                                                        --------
              TRADING COMPANIES & DISTRIBUTORS (0.6%)
    23,400    MSC Industrial Direct Co., Inc. "A"                            905
    28,000    Wesco International, Inc.*                                     954
                                                                        --------
                                                                           1,859
                                                                        --------
              TRUCKING (0.9%)
    21,250    Old Dominion Freight Line, Inc.*                               704
   123,100    Vitran Corp., Inc. "A" (Canada)*                             2,154
                                                                        --------
                                                                           2,858
                                                                        --------
              WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    21,650    SBA Communications Corp. "A"*                                  359
    55,510    UbiquiTel, Inc.*                                               508
                                                                        --------
                                                                             867
                                                                        --------
              Total common stocks (cost: $254,075)                       300,848
                                                                        --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2005

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (3.6%)

              MONEY MARKET FUNDS
 2,753,047    SSgA Money Market Fund, 2.99%(b)                          $  2,753
 8,432,932    SSgA Prime Money Market Fund, 3.18%(b)                       8,433
                                                                        --------
              Total money market instruments (cost: $11,186)              11,186
                                                                        --------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (1.9%)

              MONEY MARKET FUNDS
 3,775,753    AIM Short-Term Investment Co. Liquid Assets
                 Portfolio, 3.25%(b)                                       3,776
 2,061,679    Merrill Lynch Premier Institutional Fund, 3.20%(b)           2,062
                                                                        --------
              Total short-term investments purchased with cash
                 collateral from securities loaned (cost: $5,838)          5,838
                                                                        --------

              TOTAL INVESTMENTS (COST: $271,099)                        $317,872
                                                                        ========

26

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA SMALL CAP STOCK FUND
JULY 31, 2005

GENERAL NOTES
--------------------------------------------------------------------------------

          Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. Investments in foreign securities were 8.3% of net assets at July 31, 2005.

SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) The security or a portion thereof was out on loan as of July 31, 2005.

          (b) Rate represents the money market fund annualized seven-day yield at July 31, 2005.

          *   Non-income-producing security for the year ended July 31, 2005.

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA SMALL CAP STOCK FUND
JULY 31, 2005

ASSETS

   Investments in securities, at market value (including securities
      on loan of $5,528) (identified cost of $271,099)                  $317,872
   Cash                                                                      551
   Receivables:
      Capital shares sold                                                    568
      USAA Transfer Agency Company (Note 7E)                                   4
      Dividends and interest                                                 186
      Securities sold                                                      1,536
      Other                                                                    2
                                                                        --------
         Total assets                                                    320,719
                                                                        --------
LIABILITIES

   Payables:
      Upon return of securities loaned                                     5,840
      Securities purchased                                                 3,361
      Capital shares redeemed                                                 99
   Accrued management fees                                                   186
   Accrued transfer agent's fees                                              10
   Other accrued expenses and payables                                        56
                                                                        --------
         Total liabilities                                                 9,552
                                                                        --------
            Net assets applicable to capital shares outstanding         $311,167
                                                                        ========
NET ASSETS CONSIST OF:

   Paid-in capital                                                      $250,116
   Accumulated net realized gain on investments                           14,278
   Net unrealized appreciation of investments                             46,773
                                                                        --------
            Net assets applicable to capital shares outstanding         $311,167
                                                                        ========
   Capital shares outstanding                                             21,030
                                                                        ========
   Authorized shares of $.01 par value                                   100,000
                                                                        ========
   Net asset value, redemption price, and offering price per share      $  14.80
                                                                        ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA SMALL CAP STOCK FUND
YEAR ENDED JULY 31, 2005

INVESTMENT INCOME

   Dividends (net of foreign taxes withheld of $6)                       $ 3,055
   Interest                                                                  174
   Securities lending (net)                                                   13
                                                                         -------
      Total income                                                         3,242
                                                                         -------
EXPENSES

   Management fees                                                         1,799
   Administration and servicing fees                                         363
   Transfer agent's fees                                                     780
   Custody and accounting fees                                               102
   Postage                                                                    83
   Shareholder reporting fees                                                 31
   Directors' fees                                                             7
   Registration fees                                                          36
   Professional fees                                                          35
   Other                                                                       9
                                                                         -------
      Total expenses                                                       3,245
   Expenses paid indirectly                                                  (63)
                                                                         -------
      Net expenses                                                         3,182
                                                                         -------
NET INVESTMENT INCOME                                                         60
                                                                         -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS

   Net realized gain on:
      Investments                                                         15,076
      Foreign currency transactions                                            1
   Change in net unrealized appreciation/depreciation of investments      46,435
                                                                         -------
      Net realized and unrealized gain                                    61,512
                                                                         -------
Increase in net assets resulting from operations                         $61,572
                                                                         =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA SMALL CAP STOCK FUND
YEARS ENDED JULY 31,

                                                                     2005             2004
                                                                 -------------------------
FROM OPERATIONS
   Net investment income (loss)                                  $     60         $   (577)
   Net realized gain on investments                                15,076           30,487
   Net realized gain on foreign currency transactions                   1                1
   Change in net unrealized appreciation/depreciation
      of investments                                               46,435          (12,312)
                                                                 -------------------------
      Increase in net assets resulting from operations             61,572           17,599
                                                                 -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                              (99)               -
   Net realized gains                                              (6,096)               -
                                                                 -------------------------
      Distributions to shareholders                                (6,195)               -
                                                                 -------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                       99,421           82,921
   Shares issued for dividends reinvested                           6,107                -
   Cost of shares redeemed                                        (42,006)         (33,736)
                                                                 -------------------------
      Increase in net assets from capital share transactions       63,522           49,185
                                                                 -------------------------
   Capital contribution from USAA Transfer Agency
      Company (Note 7E)                                                 4                -
                                                                 -------------------------
Net increase in net assets                                        118,903           66,784

NET ASSETS

   Beginning of period                                            192,264          125,480
                                                                 -------------------------
   End of period                                                 $311,167         $192,264
                                                                 =========================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                      7,509            7,077
   Shares issued for dividends reinvested                             456                -
   Shares redeemed                                                 (3,202)          (2,902)
                                                                 -------------------------
       Increase in shares outstanding                               4,763            4,175
                                                                 =========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA SMALL CAP STOCK FUND
JULY 31, 2005

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this annual report pertains only to the USAA Small Cap Stock Fund (the
         Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is long-term growth of capital.

             A. SECURITY VALUATION - The value of each security is determined
                (as of the close of trading on the New York Stock Exchange
                (NYSE) on each business day the exchange is open) as set forth below:

                1. Equity securities, except as otherwise noted, traded
                   primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2005

                   of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

                3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

                4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                5. Securities for which market quotations are not readily
                   available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2005

                   materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                   Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

             B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

             C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

             D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2005

                and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of July 31, 2005, the Fund did not invest in any repurchase agreements.

             E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest,

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2005

                and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. These net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

             F. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the year ended July 31, 2005, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $61,000 and $2,000, respectively, resulting in a total reduction in Fund expenses of $63,000.

             G. INDEMNIFICATIONS - Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2005

             H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         Effective January 6, 2005, the Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         Prior to January 6, 2005, the loan agreement with CAPCO was in the amount of $400 million, and the Fund also participated with other USAA funds in a joint, short-term, revolving, committed loan agreement of $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street both committed $50 million. Subject to availability under its agreement with Bank of America and State Street, the Fund could borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement,

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2005

         did not exceed 25% of the Fund's total assets. The USAA funds that were party to the loan agreement with Bank of America and State Street were assessed facility fees in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not. The facility fees were allocated among the funds based on their respective average net assets for the period.

         For the year ended July 31, 2005, the Fund paid CAPCO facility fees of $1,000, which represents 0.8% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under any of these agreements during the year ended July 31, 2005.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book-basis and tax-basis accounting resulted in reclassifications made to the statement of assets and liabilities to increase paid-in capital by $614,000, increase accumulated undistributed net investment income by $39,000, and decrease accumulated net realized gain on investments by $653,000. This includes differences in the treatment of distributions and foreign currency gains and losses, and the utilization of earnings and profits distributed to shareholders on redemptions of shares as part of the dividends-paid deduction for federal income tax purposes. This reclassification has no effect on net assets.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2005

         The tax character of distributions paid during the years ended July 31, 2005, and 2004, was as follows:

                                                      2005                 2004
                                                   -----------------------------
         Ordinary income*                          $   99,000               $-
         Long-term realized capital gains           6,096,000                -

         *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

         As of July 31, 2005, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed ordinary income                               $ 5,984,000
         Undistributed long-term capital gains                         8,403,000
         Unrealized appreciation                                      46,664,000

         The difference between book-basis and tax-basis appreciation of investments is attributable to the tax deferral of losses on wash sales.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended July 31, 2005, were $216,976,000 and $163,618,000, respectively.

         The cost of securities, including short-term securities, at July 31, 2005, for federal income tax purposes, was $271,208,000.

         Gross unrealized appreciation and depreciation of investments as of July 31, 2005, for federal income tax purposes, were $51,056,000 and $4,392,000, respectively, resulting in net unrealized appreciation of $46,664,000.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2005

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar-denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

         As of July 31, 2005, the Fund did not have any open currency contracts.

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due,

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2005

         and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. For the year ended July 31, 2005, the Fund received securities-lending income of $13,000, which is net of the 20% income retained by MetWest. As of July 31, 2005, the Fund loaned securities having a fair market value of approximately $5,528,000 and received cash collateral of $5,840,000 for the loans. Of this amount, $5,838,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $2,000 remained in cash.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

             A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Company's Board of Directors. The Manager is authorized to select (with approval of the Company's Board of Directors) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Company's Board of Directors as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

                The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Small-Cap Core

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2005

                Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Small-Cap Core Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

                The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Small-Cap Core Funds Index over that period, even if the Fund had overall negative returns during the performance period.

                For the year ended July 31, 2005, the Fund incurred total management fees, paid or payable to the Manager, of $1,799,000,

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2005

                which is net of a performance adjustment of $(19,000) that decreased the base management fee of 0.75% by 0.01%.

             B. SUBADVISORY ARRANGEMENTS - The Manager has entered into investment subadvisory agreements with Batterymarch Financial Management, Inc. (Batterymarch) and Wellington Management Company, LLP (Wellington Management), under which Batterymarch and Wellington Management direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Batterymarch a subadvisory fee in the annual amount of 0.50% of the Fund's average daily net assets that Batterymarch manages, and pays Wellington Management a subadvisory fee in the annual amount of 0.70% of the Fund's average daily net assets that Wellington Management manages. Wellington Management agreed to waive all fees in excess of 0.60% until November 30, 2004, and all fees in excess of 0.65% thereafter through May 31, 2005. For the year ended July 31, 2005, the Manager incurred subadvisory fees, paid or payable to Batterymarch and Wellington Management, of $370,000 and $1,089,000, respectively.

             C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended July 31, 2005, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $363,000.

                In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Company's Board of Directors has approved the reimbursement

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2005

                of these expenses incurred by the Manager. For the year ended July 31, 2005, the Fund reimbursed the Manager $10,000 for these legal and tax services.

             D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the Fund's annual operating expenses to 1.40% of the Fund's average net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the year ended July 31, 2005, the Fund did not incur any reimbursable expenses.

             E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
                Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended July 31, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $780,000. In addition, the Fund recorded a receivable from SAS of $4,000 for adjustments related to corrections to shareholder transactions.

             F. UNDERWRITING SERVICES - The Manager provides exclusive
                underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2005

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                             YEAR ENDED JULY 31,
                                                 ---------------------------------------------------------------------
                                                    2005            2004            2003           2002          2001
                                                 ---------------------------------------------------------------------
Net asset value at beginning of period           $  11.82        $  10.38        $   9.61       $  10.34       $ 13.17
                                                 ---------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)(a)                    .00(d)         (.04)           (.08)          (.06)         (.11)
   Net realized and unrealized gain (loss)(a)        3.34            1.48             .85           (.67)        (2.72)
                                                 ---------------------------------------------------------------------
Total from investment operations(a)                  3.34            1.44             .77           (.73)        (2.83)
                                                 ---------------------------------------------------------------------
Less distributions:
   From net investment income                        (.01)              -               -              -             -
   From realized capital gains                       (.35)              -               -              -             -
                                                 ---------------------------------------------------------------------
Total distributions                                  (.36)              -               -              -             -
                                                 ---------------------------------------------------------------------
Net asset value at end of period                 $  14.80        $  11.82        $  10.38       $   9.61       $ 10.34
                                                 =====================================================================
Total return (%)*                                   28.54           13.87            8.01          (7.06)       (21.49)
Net assets at end of period (000)                $311,167        $192,264        $125,480       $102,890       $89,120
Ratio of expenses to average
   net assets (%)**(c)                               1.34(b)         1.40(b)         1.40(b)        1.40(b)       1.46
Ratio of expenses to average net assets,
   excluding reimbursements (%)**(c)                 1.34            1.40            1.69           1.71             -
Ratio of net investment income (loss) to
   average net assets (%)**                           .02            (.35)           (.85)          (.57)        (1.00)
Portfolio turnover (%)                              69.09          184.27          170.37         200.14        145.32

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the year ended July 31, 2005, average net assets were $242,817,000.
(a) Calculated using average shares. For the year ended July 31, 2005, average shares were 18,465,000.
(b) Effective August 1, 2001, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.40% of the
    Fund's average net assets.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                     (.03%)          (.04%)          (.00%)(+)      (.00%)(+)     (.00%)(+)
    + Represents less than 0.01% of average net assets.
(d) Represents less than $0.01 per share.

44

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA SMALL CAP STOCK FUND
JULY 31, 2005

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees, and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2005, through July 31, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2005

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                    EXPENSES PAID
                                                BEGINNING           ENDING          DURING PERIOD*
                                               ACCOUNT VALUE      ACCOUNT VALUE    FEBRUARY 1, 2005 -
                                             FEBRUARY 1, 2005     JULY 31, 2005      JULY 31, 2005
                                             --------------------------------------------------------
         Actual                                $1,000.00           $1,119.50            $6.89
         Hypothetical
            (5% return before expenses)         1,000.00            1,018.29             6.56

         *Expenses are equal to the Fund's annualized expense ratio of 1.31%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/ 365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 11.95% for the six-month period of February 1, 2005, through July 31, 2005.

46

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)

USAA SMALL CAP STOCK FUND
JULY 31, 2005

         At a meeting of the Board of Directors held on April 27-28, 2005, the Board, including the Directors who are not "interested persons" of the Company (the "Independent Directors"), approved the continuance of the Investment Advisory Agreement between the Company and the Manager with respect to the Fund and the Subadvisory Agreements with respect to the Fund.

         In advance of the meeting, the Directors received and considered a variety of information relating to the Investment Advisory Agreement and Subadvisory Agreements and the Manager and the Subadvisers, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's and Subadvisers' operations and personnel. Prior to voting, the Independent Directors reviewed the proposed continuance of the Investment Advisory Agreement and the Subadvisory Agreements with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreements with respect to the Fund.
         The Independent Directors also reviewed the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreements with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Directors of the Company receives and reviews, among other things, information concerning the Fund's performance and

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2005

         related services provided by the Manager and by each Subadviser. At the meeting at which the renewal of the Investment Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadvisers is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement and Subadvisory Agreements included certain types of information previously received at such meetings.

INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

         After full consideration of a variety of factors, the Board of Directors, including the Independent Directors, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Directors did not identify any single factor as controlling, and each Director attributed different weights to various factors. Throughout their deliberations, the Independent Directors were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Directors reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates

48

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2005

         provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Company.

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement.
         The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadvisers and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution" and the utilization of "soft dollars," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Directors, guided also by information obtained from their experiences as directors of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2005

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate
         - which includes advisory and administrative services and the effects of any performance fee adjustment as well as any fee waivers or reimbursements - was below the median of both its expense group and its expense universe. The data indicated that the Fund's total expense ratio, after any reimbursements, was above the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee. The Directors also took into account the Manager's current voluntary undertakings to maintain expense limitations for the Fund and that the subadvisory fees under the Subadvisory Agreements are paid by the Manager.

         In considering the Fund's performance, the Board of Directors noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Directors also reviewed various comparative data provided to them in connection with their

50

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2005

         consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was lower than the average of its performance universe for the three- and five-year periods ended December 31, 2004, and its Lipper index for the five-year period ended December 31, 2004, exceeded the average of its performance universe and its Lipper index for the one-year period ended December 31, 2004, and was equal to its Lipper index for the three-year period ended December 31, 2004. The Directors also noted that the Fund's percentile performance ranking was in the top 50% for the one-year period ended December 31, 2004, and in the bottom 50% for the three-year period ended December 31, 2004.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Directors noted that the Manager pays the subadvisory fees and has also undertaken an expense limitation arrangement with the Fund. The Directors reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2005

         also considered the possible direct and indirect benefits to the Manager from its relationship with the Company, including that the Manager may derive reputational and other benefits from its association with the Fund. The Directors recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale that the Manager may experience as a result of growth in the Fund's assets. The Board noted that the Fund's contractual management fees are comparable to the asset-weighted average of funds at all asset levels in its peer group as set forth in the report prepared by the independent third party. The Board also noted that the Manager pays the subadvisory fees and has also undertaken an expense limitation arrangement with the Fund. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment Management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable. Based on its conclusions, the

52

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2005

         Board determined that continuation of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

SUBADVISORY AGREEMENTS
--------------------------------------------------------------------------------

         In approving each Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the respective Subadviser, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below.

         After full consideration of a variety of factors, the Board of Directors, including the Independent Directors, voted to approve each Subadvisory Agreement. In approving each Subadvisory Agreement, the Directors did not identify any single factor as controlling, and each Director attributed different weights to various factors. Throughout their deliberations, the Independent Directors were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL. The Directors considered information provided to them regarding the services provided by the Subadvisers, including information presented periodically throughout the previous year. The Board considered each Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and each Subadviser's level of staffing. The Directors noted that the materials provided to them by each Subadviser indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2005

         with underperformance from taking undue risks. The Directors also noted each Subadviser's brokerage practices. The Board also considered each Subadviser's regulatory and compliance history. The Board noted that the Manager's monitoring processes of each Subadviser include:
         (i) regular telephonic meetings to discuss, among other matters, investment strategies, and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

         SUBADVISER COMPENSATION. The Board also took into consideration the financial condition of each Subadviser. In considering the cost of services to be provided by each Subadviser and the profitability to that Subadviser of its relationship with the Fund, the Directors noted the undertakings of the Manager to maintain expense limitations for the Fund and also noted that the fees under each Subadvisory Agreement were paid by the Manager. The Directors also relied on the ability of the Manager to negotiate each Subadvisory Agreement and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by each Subadviser, each Subadviser's profitability with respect to the Fund, and the potential economies of scale in each Subadviser's management of the Fund, to the extent available. However, for the reasons noted above, this information was less significant to the Board's consideration of the Subadvisory Agreements than the other factors considered.

         SUBADVISORY FEES AND FUND PERFORMANCE. The Board compared the subadvisory fees for the Fund with the fees that each Subadviser charges to comparable clients. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to each Subadviser.

         As noted above, the Board considered the Fund's performance during the one-, three-, and five-year periods ended December 31, 2004, as compared to the Fund's respective peer group and noted that the Board reviews at its regularly scheduled meetings information about the

54

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA SMALL CAP STOCK FUND
JULY 31, 2005

         Fund's performance results. The Board also considered the performance of each Subadviser. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadviser. The Board was mindful of the Manager's focus on each Subadviser's performance and the discussion of management regarding the factors that contributed to the performance of the Fund. The Board also noted each Subadviser's long-term performance record for similar accounts.

         CONCLUSION. The Board reached the following conclusions regarding each Subadvisory Agreement, among others: (i) each Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (ii) each Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and each Subadviser. Based on the Board's conclusions, the Board of Directors determined that approval of each Subadvisory Agreement with respect to the Fund would be in the interests of the Fund and its shareholders.

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

         The Board of Directors of the Company consists of six Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be 20 years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

         Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual funds as of July 31, 2005. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

         * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

56

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTOR(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS(2,4)
         Director
         Born: December 1960
         Year of Election or Appointment: 2001

         President, Chief Executive Officer, Director, and Chairman of the Board of Directors, IMCO (12/04-present); President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-12/04); Senior Vice President, Investment Sales and Service, IMCO (7/00-2/01). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Director/Trustee of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN(3,4,5,6)
         Director
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         ROBERT L. MASON, PH.D.(3,4,5,6)
         Director
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR(3,4,5,6)
         Director
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

58

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         LAURA T. STARKS, PH.D.(3,4,5,6)
         Director
         Born: February 1950
         Year of Election or Appointment: 2000

         Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER(2,3,4,5,6)
         Director and Chairman of the Board of Directors
         Born: July 1943
         Year of Election or Appointment: 1992(+)

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

         (+) MR. ZUCKER WAS ELECTED AS CHAIRMAN OF THE BOARD IN 2005.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         STUART WESTER
         Vice President
         Born: June 1947
         Year of Appointment: 2002

         Vice President, Equity Investments, IMCO (1/99-present). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/USAA Financial Planning Services
         (FPS) General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, USAA Financial Advisers, Inc. (FAI), FPS, and USAA Shareholder Account Services; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

60

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         DEBRA K. DUNN
         Treasurer
         Born: August 1969
         Year of Appointment: 2005

         Assistant Vice President, IMCO/FPS Finance, USAA (9/04-present); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02). Financial Business Analyst, Strategic Financial Analysis, IMCO (3/00-1/01). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO, USAA Shareholder Account Services, FPS, and FAI, and Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

         EILEEN M. SMILEY
         Assistant Secretary
         Born: November 1959
         Year of Appointment: 2003

         Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer positions of Vice President and Assistant Secretary of IMCO, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

         ROBERTO GALINDO, JR.
         Assistant Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant Vice President, Portfolio Accounting/Financial
         Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA
         (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02); Senior Manager, Investment Management Assurance and Advisory Services, KPMG LLP (6/98-8/01). Mr. Hill also serves as Chief Compliance Officer of USAA Life Investment Trust, a registered investment company offering five individual funds.

         (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

62

 N O T E S
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                                                                              63

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64

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

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
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

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40054-0905                                   (C)2005, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Mutual Fund, Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. On September 14, 2005, the Board of Directors of USAA Mutual Fund, Inc. approved a revised Sarbanes Code applicable to the Funds' senior financial officers. There were no substantive changes to the ethical duties or responsibilities of the Funds' senior financial officers. The changes to the Sarbanes Code were necessary because of the change of the Funds' Chairman of the Board to an independent director. The revised Sarbanes Code clarifies that the same USAA personnel will continue to receive reports of all violations of the Sarbanes Code and be required to approve outside employment and certain financial interests in transactions. Under the revised Sarbanes Code, the Funds' Board of Directors will continue to receive the same notifications, reports and have the same power that it had before under the original Sarbanes Code. A copy of the revised Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code or the revised Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Mutual Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Fund, Inc.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Fund, Inc., consists of 17 funds in all. Only 14 funds of the Registrant (excluding the Index Funds) have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2005 and 2004 were $249,300 and $240,900, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid by USAA Transfer Agency Company (dba USAA Shareholder Account Services (SAS)), the Funds' transfer agent for professional services rendered by Ernst & Young LLP for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2005 and 2004 were $15,500 and $15,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

                Review of Federal,     Quarterly       Review of US/UK
                State and City       Diversification   tax treaty issue
                Income and tax          Review          and tax issues
                returns and excise       under           related to
                tax calculations      Subchapter M      grantor trust     Total
--------------------------------------------------------------------------------
FYE 7/31/2005     $ 56,100             $ 17,249             $      0    $ 73,349
FYE 7/31/2004     $ 54,200             $ 12,600             $  1,547    $ 68,347
--------------------------------------------------------------------------------
  Total           $110,300             $ 29,849             $  1,547    $141,696
================================================================================

All tax service fees were preapproved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2005 and 2004.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and transfer agent (SAS) for 2005 and 2004 were $116,349 and $105,347, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2005 and 2004 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                            USAA STATE TAX-FREE TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS
         -----------------------------

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
             - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
             - full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
             - compliance with applicable laws and governmental rules and regulations;
             - prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the relevant Funds' Board of Directors/ Trustees; and
             -  accountability for adherence to the Code.

          Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST
         ---------------------

         A.       DEFINITION OF A CONFLICT OF INTEREST.
                  ------------------------------------

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
                o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chair/ CEO of USAA and reported to each affected Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS
         --------------------------------------

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/ Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
         - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY
         ----------------------------

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
                Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Board of Directors/Trustees.

         B.     REQUIRED REPORTS
                ----------------

                -      EACH COVERED OFFICER MUST:
                       -------------------------

                       - Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
                       - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -      THE CHIEF LEGAL OFFICER MUST:
                       ----------------------------

                       - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                       - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES
                  ------------------------

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the relevant Funds' Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the relevant Funds' Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  o        The  Boards  of  Directors/Trustees  understand  that
                           Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered
                           Officer.

V.       OTHER POLICIES AND PROCEDURES
         -----------------------------

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS
         ----------

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Boards of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION
         --------------------------------------

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.


Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.
Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.




                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------

TITLE             COMPANY
-----             -------

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the Index Funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    09-21-2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    09-26-2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    09-26-2005
         ------------------------------


*Print the name and title of each signing officer under his or her signature.